LEASES (Tables)	12 Months Ended
Sep. 30, 2024
LEASES
Schedule of weighted-average remaining term and discount rate related to leases

	As of	As of
	September 30,	September 30,
	2024	2023
Weighted-average remaining term
Operating leases	1.83	2.83
Weighted-average discount rate
Operating leases	4.75%	4.75%